EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings (loss) per share
The following table presents the calculation of basic and diluted earnings (loss) per share ("EPS"):

	For the Three Months Ended March 31,
	2016 (1)	2015
	(In thousands, except per share data)
Net income (loss) attributable to the Company - basic & diluted	$4,505	$5,428

Weighted-average shares - basic	25,355	25,279
Share options (2)	283	697
Warrants (3)	—	458
Unvested RSUs	171	138
Weighted-average shares - diluted	25,809	26,572

Earnings (loss) per share
Basic	$0.18	$0.21
Diluted	$0.17	$0.20

Explanatory Notes:
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(1)
Earnings per share basic and diluted has been calculated assuming that the Dissenting Shares are outstanding. Excluding the Dissenting Shares, total weighted-average shares basic and diluted would be 23,328,479 and 23,783,188, respectively, and earnings per share basic and diluted would be $0.19 (Note 10 and 16).

(2)	For the three months ended March 31, 2016 and 2015, the Company excluded anti-dilutive share options from the calculation of diluted EPS of $2.0 million and of $0.7 million, respectively.

(3)	For the three months ended March 31, 2016, the warrants were anti-dilutive for purposes of EPS. The warrants expire on January 24, 2017 (Note 13).

The following table presents the calculation of basic and diluted earnings (loss) per share ("EPS"):

	CIFC LLC	CIFC Corp.	CIFC LLC & CIFC Corp.
	For the Years Ended December 31,
	2015	2015	2014
	(In thousands, except per share data)
Net income (loss) attributable to the Company - basic & diluted	$334	$384	$8,381

Weighted-average shares - basic	25,315	25,315	22,909
Stock options (1)	590	590	674
Warrants (2)	311	311	500
Unvested RSUs	198	198	85
Weighted-average shares - diluted	26,414	26,414	24,168

Earnings (loss) per share
Basic	$0.01	$0.02	$0.37
Diluted	$0.01	$0.01	$0.35

Explanatory Notes:
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(1)	For the years ended December 31, 2015 and 2014, the Company excluded anti-dilutive stock options from the calculation of diluted EPS of 1.1 million and of 0.8 million, respectively.

(2)	On September 24, 2015, the term of the warrants was extended to January 24, 2017 (Note 12).